Schedule of Other-Than-Temporary Impairment Losses by Asset Type (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		$ (68)	$ (6,263)	$ (20,613)
Included in OCI		(217)	893	4,656
Net		(285)	(5,370)	(15,957)
Corporate
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross			(1,481)	(8,306)
Included in OCI				4,205
Net			(1,481)	(4,101)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross				1
Included in OCI				(1)
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		(68)	(2,338)	(785)
Included in OCI		(217)	893	452
Net		(285)	(1,445)	(333)
Fixed income securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		(68)	(3,819)	(9,090)
Included in OCI		(217)	893	4,656
Net		$ (285)	(2,926)	(4,434)
Equity securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	[1]		(2,422)	(11,103)
Net	[1]		(2,422)	(11,103)
Limited Partner Interest
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	[1]		(22)	(420)
Net	[1]		$ (22)	$ (420)

[1]	Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, equity securities and limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net income and are no longer included in the table above.